UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30, 2008

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  July 21, 2008

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 49
Form 13 F Information Table Value Total: 207,392

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      831    11940 SH       SOLE                    11940
AT&T Corp New                  COM              00206r102      416    12340 SH       SOLE                    12340
Aberdeen Asia-Pacific Income F COM              003009107      176    29192 SH       SOLE                    29192
Agilent Technologies Inc       COM              00846U101     6240   175580 SH       SOLE                   175580
Archer Daniels Midland         COM              039483102     4482   132800 SH       SOLE                   132800
BP PLC - Spons ADR             COM              055622104     7802   112153 SH       SOLE                   112153
Barrick Gold Corp              COM              067901108     1641    36070 SH       SOLE                    36070
Capital Source Inc             COM              14055X102     1988   179380 SH       SOLE                   179380
Central Fund Canada CL A       COM              153501101     8243   636510 SH       SOLE                   636510
Chubb Corporation              COM              171232101      217     4424 SH       SOLE                     4424
Cisco Systems Inc              COM              17275R102      273    11750 SH       SOLE                    11750
Coca-Cola Co                   COM              191216100      764    14705 SH       SOLE                    14705
ConocoPhillips                 COM              20825C104     5728    60688 SH       SOLE                    60688
Dow Chemical                   COM              260543103     3625   103825 SH       SOLE                   103825
DuPont E I de Nemours & Co     COM              263534109     2472    57646 SH       SOLE                    57646
Duke Realty Corp               COM              264411505     6143   273650 SH       SOLE                   273650
Emerson Electric Co            COM              291011104      341     6900 SH       SOLE                     6900
Exxon Mobil Corporation        COM              30231G102     2718    30844 SH       SOLE                    30844
General Electric Co            COM              369604103     6361   238339 SH       SOLE                   238339
Great Plains Energy Inc        COM              391164100     3049   120604 SH       SOLE                   120604
Helmerich & Payne              COM              423452101    15533   215675 SH       SOLE                   215675
Hewlett Packard Co             COM              428236103    36294   820955 SH       SOLE                   820955
Hospira Inc                    COM              441060100     3859    96200 SH       SOLE                    96200
Intel Corp                     COM              458140100     1128    52514 SH       SOLE                    52514
International Business Machine COM              459200101     7210    60829 SH       SOLE                    60829
Intuit Inc                     COM              461202103     4583   166225 SH       SOLE                   166225
Johnson & Johnson              COM              478160104      881    13700 SH       SOLE                    13700
Lilly Eli & Co                 COM              532457108      210     4550 SH       SOLE                     4550
Lincare Holdings               COM              532791100     3440   121125 SH       SOLE                   121125
Merck & Co                     COM              589331107      584    15500 SH       SOLE                    15500
NSTAR                          COM              67019E107     3608   106675 SH       SOLE                   106675
National Penn Bancshares Inc   COM              637138108      300    22604 SH       SOLE                    22604
Newmont Mining Corp            COM              651639106     9572   183507 SH       SOLE                   183507
Northrop Grumman Corp          COM              666807102     3080    46043 SH       SOLE                    46043
Penn West Energy Trust         COM              707885109     7455   220300 SH       SOLE                   220300
Pfizer Inc                     COM              717081103      285    16310 SH       SOLE                    16310
Procter & Gamble               COM              742718109     1726    28380 SH       SOLE                    28380
Rait Investment Trust          COM              749227104      102    13700 SH       SOLE                    13700
SPDR Gold Trust                COM              78463V107     3953    43250 SH       SOLE                    43250
Supervalu Inc                  COM              868536103     7355   238100 SH       SOLE                   238100
TECO Energy Inc                COM              872375100     8495   395295 SH       SOLE                   395295
Travelers Cos Inc              COM              89417E109     5524   127280 SH       SOLE                   127280
Union Pacific Corp             COM              907818108      393     5200 SH       SOLE                     5200
Verigy Ltd                     COM              y93691106      442    19465 SH       SOLE                    19465
Verizon Communications         COM              92343V104     6917   195399 SH       SOLE                   195399
Wilmington Trust Corporation   COM              971807102      592    22400 SH       SOLE                    22400
Windstream Corporation         COM              97381W104     5928   480375 SH       SOLE                   480375
Wyeth                          COM              983024100      587    12232 SH       SOLE                    12232
Xcel Energy Inc                COM              98389B100     3846   191625 SH       SOLE                   191625